Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2023
Discontinued Operations [Abstract]
Schedule of Discontinued Operations Assets and Liabilities	Loss from discontinued operations for fiscal years 2022 and 2023 was as follows:
	As of December 31,
	2022	2023
Assets
Current assets
Cash	61,857	61,851
Prepaid expenses and other current assets	8,010	3,964
Total current assets	69,867	65,815
Non-current assets
Property and equipment, net	10,383	10,184
Intangible assets, net	135	1
Deferred tax assets	1,370	825
Total non-current assets	11,888	11,010
Total assets	81,755	76,825
	As of December 31,
	2022	2023
Liabilities
Current liabilities
Contract liabilities	49,862	49,862
Accounts payable	12,898	12,898
Income tax payables	427	269
Accrued expenses and other payables	47,640	41,612
Total current liabilities	110,827	104,641
Non-current liability
Total liabilities	110,827	104,641

Schedule of Discontinued Operations Revenues
	Years Ended December 31,
	2021	2022	2023
Revenues	169,545	91,457	76,279
Cost of revenues	(152,971)	(95,379)	(103,103)
Gross profit/(loss)	16,574	(3,922)	(26,824)
Operating expenses and income
Selling and marketing expenses	(1,429)	(135)	(176)
General and administrative expenses	(40,269)	(11,899)	(9,410)
Government grants	5,982	1,003	251
Income (loss) from operations	(19,142)	(14,953)	(36,159)
Other income (expenses):
Others, net	(20)	243	(1,101)
Income (loss) from discontinued operations before income tax	(19,162)	(14,710)	(37,260)
Income tax expenses	14,335	94	-
Income (loss) from discontinued operation before non-controlling interest	(4,827)	(14,616)	(37,260)
Gain on disposal of discontinued - operations	-	7,285	11,176
Less: Net loss attributable to non-controlling interests	-	-	-
Income/(loss) from discontinued operations	(4,827)	(7,331)	(26,084)